SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Common shares issued for acquisition of royalty and other property interests	$ 399
Issuance of common shares for acquisition of royalty and other property interests	103,271
Common shares issued for acquisition of royalty interest	$ 136
Issuance of common shares for acquisition of royalty interest	52,000
Change in fair value of financial instruments	$ 31
Currency translation adjustment	234	$ 533
CTA gain (loss) on royalty interest	209	616
CTA gain (loss) on deferred tax asset	(6)	88
CTA gain (loss) in the net assets of a subsidiary	31	5
Reclass from commitment to issue shares	2,784	2,240
Reclassification from strategic investments to investments	796
Value of common shares received for settlement of loans receivable	405
Capital stock [Member]
Disclosure Of Cash Flow Statement Explanatory [Line Items]
Reclass of reserves on exercise of options	$ 1,211	1,035
Reclass from commitment to issue shares		$ 407